Film costs (Tables)	12 Months Ended
Mar. 31, 2020
Other Industries [Abstract]
Summary of Film Costs
Film costs are comprised of the following:

	Yen in millions
	March 31
	2019	2020
Motion picture productions:
Released	87,158	99,482
Completed and not released	3,189	18,776
In production and development	130,736	67,199
Television productions:
Released	144,316	186,344
In production and development	9,147	25,093
Broadcasting rights	70,401	61,959
Less: current portion included in inventories	(35,942)	(31,517)

Film costs	409,005	427,336